Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Profit (loss), attributable to ordinary equity holders of parent entity	£ (1,922)	£ 1,623	£ (394)
Tax credit on profit after tax attributable to other equity instrument holders	174	128	70
Total profit/(loss) attributable to ordinary equity holders of the parent from continuing and discontinued operations	(1,748)	1,751	(324)
Continuing operations [abstract]
Profit/(loss) attributable to ordinary equity holders of the parent in respect of continuing operations	413	1,434	(696)
Tax credit on profit after tax attributable to other equity instrument holders	174	128	70
Profit/(loss) attributable to equity holders of the parent in respect of continuing operations	587	1,562	(626)
Discontinued operation [abstract]
(Loss)/profit attributable to ordinary equity holders of the parent in respect of discontinued operations	(2,335)	189	302
Dilutive impact of convertible options in respect of discontinued operations	0	(1)	0
(Loss)/profit attributable to equity holders of the parent in respect of discontinued operations including dilutive impact on convertible options	(2,335)	188	302
(Loss)/profit attributable to equity holders of the parent in respect of continuing and discontinued operations including dilutive impact on convertible options	£ (1,748)	£ 1,750	£ (324)
Basic weighted average number of shares in issue	16,996	16,860	16,687
Number of potential ordinary shares	288	184	367
Diluted weighted average number of shares	17,284	17,044	17,054
Basic (loss)/earnings per ordinary share	£ (10.3)	£ 10.4	£ (1.9)
Basic earnings/(loss) per ordinary share in respect of continuing operations	3.5	9.3	(3.7)
Basic loss/earnings per ordinary share in respect of discontinued operation	(13.8)	1.1	1.8
Diluted (loss)/earnings per share	(10.1)	10.3	(1.9)
Diluted earnings (loss) per share from continuing operations	3.4	9.2	(3.7)
Diluted earnings (loss) per share from discontinued operations	£ (13.5)	£ 1.1	£ 1.8